NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET LOSS PER SHARE [Abstract]
Schedule of the Calculation of Net Loss per Share

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2011	2012	2013

Net loss attributable to AirMedia Group Inc.'s ordinary shareholders (numerator)	$(9,596)	$(32,728)	$(10,626)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	129,537,955	124,269,245	120,386,635
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted (i)	129,537,955	124,269,245	120,386,635
Net loss per ordinary share-basic	$(0.07)	$(0.26)	$(0.09)
Net loss per ordinary share-diluted	(0.07)	(0.26)	(0.09)

(i)	The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2011, 2012 and 2013, as their effects would have been anti-dilutive. For the year 2011, 2012 and 2013, such outstanding securities consisted of weighted average share options of 15,269,198, 15,747,929 and 15,694,086, respectively.